Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Plans [Abstract]
Total number of shares held by ESOP (in shares)	292,680	298,294
Number of ESOP shares allocated (in shares)	292,680	298,294
ESOP [Abstract]
Number of shares issued (in shares)	0	0
Fair value of stock contributed	$ 0	$ 0
Cash contributed	580	614
Total expense	580	614
Cash surrender value of life insurance contracts	35,052
Cash surrender value of annuity assets	2,229
Expected payments of covered individuals	8,973	8,377
Deferred Profit Sharing [Member]
Employee Benefit Plans [Abstract]
Contributions charged to expense	265	242
Supplemental Employee Retirement Plan [Member]
ESOP [Abstract]
Expenses related to plan	830	743
Postretirement Benefit [Member]
ESOP [Abstract]
Total postretirement benefit	$ 3,843	$ 3,721